UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2001
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	July 16, 2001

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	16169000

<PAGE

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
---------------------- ----- ----------- ------ --------	----- ---- ------
ADVANCEDPCS			COM	00790k109	1025	16000		8000	0	8000
AMERICAN GREETINGS	COM	026375105	715	65000		35000	0	30000
AMERICAN STATES WATER	COM	029899101	340	10000		0	0	10000
AURORA BIOSCIENCES	COM	051920106	806	26000		14000	0	12000
BECKMAN COULTER INC.	COM	075811109	693	17000		9000	0	8000
BOISE CASCADE		COM	097383103	703	20000		10000	0	10000
CH ENERGY GROUP		COM	12541M102	637	14500		8500	0	6000
COMSTOCK RESOURCES	COM	205768203	564	55000		25000	0	30000
DQE INC			COM	23329J104	697	31000		15000	0	16000
FOREST OIL			COM	346091606	490	17500		10000	0	7500
FREMONT GENERAL		COM	357288109	910	140000	65000	0	75000
GOODRICH CO			COM	382388106	684	18000		10000	0	8000
GREY WOLF			COM	397888108	480	120000	62000	0	58000
IMCO RECYCLING		COM	449681105	568	80000		40000	0	40000
LANDAMERICA FINANCIAL	COM	514936103	255	8000		0	0	8000
MCDERMOTT			COM	580037109	687	59000		31000	0	28000
NAVISTAR INTERNATIONAL	COM	63934E108	591	21000		11000	0	10000
OWENS-ILLINOIS INC	COM	690768403	481	71000		32000	0	39000
POTLATCH CORP		COM	737628107	578	16800		8800	0	8000
RANGE RESOURCES		COM	75281A109	780	130000	80000	0	50000
SIERRA HEALTH		COM	826322109	1050	150000	75000	0	75000
SOUTHWEST GAS		COM	844895102	805	34000		16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	427	54000		29000	0	25000
WEIS MARKETS		COM	948849104	547	15500		7500	0	8000
WESTVACO CORP		COM	961548104	656	27000		14000	0	13000